Stockholder's Equity (Deficit) (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders Equity Note [Abstract]
Schedule of Common Stock Reserved for Future Issuance

At June 30, 2022 and December 31, 2021 common stock reserved for future issuances was as follows:

	June 30,	December 31,
	2022	2021
Common stock issued upon option exercise and RSUs vesting	20,000,493	13,486,708
Conversion of all classes of redeemable convertible preferred stock	—	48,566,655
Issuances upon exercise of warrants to purchase Series A-4, upon conversion to common warrants	—	1,836,429
Issuances upon exercise of common stock warrants	24,333,365	1,353,062
Earnout shares	23,482,845	—
Total common stock reserved for future issuance	67,816,703	65,242,854